OTHER PAYABLES AND ACCRUED LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Financial liabilities
- Payable for capital expenditures	¥ 2,507,415		¥ 4,999,157
- Interest payable	360,093		494,085
- Deposits	1,856,949		1,760,156
- Dividends payable by subsidiaries to non-controlling shareholders	435,544		447,848
- Consideration payable for investment projects	73,237		38,374
- Current portion of payables for mining rights (Note 23)	176,971		182,959
- Payable of the government levies on self-operated power plants	105,287		411,021
- Restricted shares repurchase obligation	404,685
- Others	1,424,584		1,283,125
Financial liabilities included in other payables and accrued liabilities	7,344,765		9,616,725
Taxes other than income taxes payable (i)	1,239,287		1,781,725
Accrued payroll and bonus	197,591		249,581
Staff welfare payables	415,986		354,942
Current portion of obligations in relation to early retirement schemes (Note 23)	132,656		252,679
Contribution payable for pension insurance	41,118		37,509
Others	149,836		89,578
Other payables and accrued liabilities, excluded financial liabilities	2,176,474		2,766,014
Total other payables and accrued liabilities	¥ 9,521,239	$ 1,380,450	¥ 12,382,739